Plan Description and Basis of Presentation - Narrative (Details) - EBP 002	12 Months Ended
Sep. 30, 2025 USD ($) yr h shares
EBP, Description of Plan [Line Items]
Employee minimum participant age | yr	18
Employee minimum participant age, ESOP | yr	21
Contribution requisite service period | h	1,000
Automatic deferral rate	1.00%
Automatic deferral rate, year one	1.00%
Automatic deferral rate, year two	2.00%
Automatic deferral rate, year three	3.00%
Automatic deferral rate, year four	4.00%
Automatic deferral rate, year five	5.00%
Participant compensation matched, percentage	3.00%
Safe harbor contribution	$ 544,897
Employer contribution, amount	541,170
Involuntary cash-out amount	1,000
Involuntary IRA transfer, maximum amount	5,000
Involuntary IRA transfer, minimum amount	1,000
Minimum vested amount for optional distribution	$ 5,000
ESOP account limitation	5 years
Employer discretionary contribution maximum vesting age | yr	65
Benefit payments	$ 2,578,053
Employer contribution, deferral, rollover and safe harbor profit sharing contributions, vesting percentage	100.00%
Discretionary employer contributions, vesting percentage	100.00%
Common Stock
EBP, Description of Plan [Line Items]
Shares distributed for quarterly dividends from ESOP component (in shares) | shares	3,975
Nonparticipant Directed
EBP, Description of Plan [Line Items]
Benefit payments	$ 395,089
Decrease from shares allocated to ESOP	275,210
Nonparticipant Directed | Common Stock
EBP, Description of Plan [Line Items]
Benefit payments	$ 119,879
6 or more
EBP, Description of Plan [Line Items]
Discretionary employer contributions, vesting percentage	100.00%